Risks and Uncertainties (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage	16.70%	25.50%
Revenue [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Concentration risk, percentage	16.60%	17.60%
Revenue [Member] | Customer Concentration Risk [Member] | Customers Three [Member]
Concentration risk, percentage	13.10%	15.30%
Revenue [Member] | Customer Concentration Risk [Member] | Customers Four [Member]
Concentration risk, percentage	12.60%	10.20%
Revenue [Member] | Customer Concentration Risk [Member] | Customers Five [Member]
Concentration risk, percentage	11.60%
Revenue [Member] | Customer Concentration Risk [Member] | Ten Customers [Member]
Concentration risk, percentage	98.60%	99.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage	18.60%	17.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Concentration risk, percentage	17.40%	14.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers Three [Member]
Concentration risk, percentage	15.80%	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers Four [Member]
Concentration risk, percentage	14.00%	13.70%
Raw Material Purchases [Member] | Supplier [Member] | Maximum [Member]
Concentration risk, percentage	10.00%	10.00%
Raw Material Purchases [Member] | Three Suppliers [Member]
Concentration risk, percentage	33.70%
Raw Material Purchases [Member] | One Supplier [Member]
Concentration risk, percentage		14.80%
RMB [Member]
Bank deposits	¥ 500,000